SHORT-TERM INVESTMENTS (Details) - USD ($)		Feb. 28, 2018	Feb. 28, 2017
Short-term investments		$ 787,390,754	$ 229,456,397
Trading Securities [Member]
Short-term investments	[1]	50,625,616	0
Held-to-maturity Securities [Member]
Short-term investments	[2]	718,541,370	171,703,197
Variable-rate Financial Instruments [Member]
Short-term investments	[3]	$ 18,223,768	$ 57,753,200

[1]	The Group accounted for its investment in trading securities at fair value and recorded a gain of $625,616 resulting from changing in fair value for the year ended February 28, 2018.
[2]	The Group purchased wealth management products from financial institutions in China and classified them as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The maturities of these financial products range from three months to twelve months. The Group estimated that their fair value approximate their amortized costs.
[3]	The Group purchased several investment products indexed to certain stock or stock markets with maturities less than one year. The Group accounted for them at fair value and recorded a $1,246,800 loss and a $50,570 gain resulting from changing in fair value for the years ended February 28, 2017 and February 28, 2018, respectively.